Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate
Exchange rates used for conversion of foreign items to USD at the end of each of 2013 and 2012 and the average exchange rates for those years were:

	December 31,	December 31,
	2013	2012
CHF:
Reporting date	1.1230	1.0942
Average for period	1.0790	1.0667

BRL:
Reporting date	0.4232	0.4880
Average for period	0.4645	0.5133

ZAR:
Reporting date	0.0952	0.1178
Average for period	0.1040	0.1219